Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
C000001635
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 27,938	$ 29,191	$ 27,085	$ 27,907	$ 27,937	$ 25,804	$ 26,760	$ 25,260	$ 22,478	$ 23,531	$ 22,721	$ 21,583	$ 19,244	$ 19,663	$ 24,936	$ 29,188	$ 27,807	$ 27,863	$ 25,340	$ 25,619	$ 22,251	$ 20,536	$ 16,050	$ 19,265	$ 18,057	$ 18,506	$ 16,847	$ 13,999	$ 16,748	$ 15,500	$ 14,665	$ 14,019	$ 13,605	$ 13,169	$ 12,234	$ 11,115	$ 11,114	$ 10,579	$ 10,297	$ 10,463	$ 10,000
C000077818
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,867,702	2,994,411	2,776,530	2,859,255	2,860,371	2,640,189	2,736,255	2,581,359	2,295,473	2,401,514	2,317,305	2,199,749	1,960,317	2,001,683	2,536,649	2,967,500	2,825,183	2,829,204	2,571,191	2,597,998	2,254,938	2,079,664	1,624,474	1,948,589	1,825,360	1,869,299	1,700,602	1,412,411	1,688,512	1,561,613	1,476,547	1,410,496	1,368,020	1,323,274	1,228,541	1,115,085	1,114,425	1,059,867	1,031,063	1,046,978	1,000,000
C000165210
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 14,334,291	14,967,907	13,878,378	14,292,050	14,297,656	13,197,932	13,677,045	12,903,762	11,474,267	12,005,694	11,583,432	10,996,823	9,800,812	10,006,453	12,681,398	14,835,748	14,124,055	14,143,043	12,854,063	12,988,099	11,273,841	10,397,456	8,120,372	9,742,063	9,124,829	9,344,524	8,502,089	7,060,046	8,441,633	7,807,135	7,381,801	7,051,541	6,839,163	6,615,435	6,141,767	5,575,425	5,572,126	5,300,227	5,155,317	5,234,891	5,000,000
C000001636
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 24,176	26,492	26,281	27,464	28,163	25,357	27,648	26,217	24,359	25,301	24,650	22,861	20,440	20,786	25,581	29,536	27,736	26,781	24,860	24,645	20,365	18,368	14,418	18,570	17,102	17,232	16,112	13,251	16,274	15,088	13,978	13,650	12,963	12,565	11,855	10,745	10,760	10,495	10,159	10,133	10,000
C000077819
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,480,109	2,716,114	2,692,867	2,812,341	2,882,043	2,593,017	2,825,615	2,677,791	2,486,235	2,580,794	2,512,604	2,329,117	2,080,820	2,114,868	2,601,149	3,001,326	2,816,654	2,718,020	2,521,351	2,497,944	2,062,735	1,859,200	1,458,703	1,877,384	1,727,914	1,739,970	1,625,749	1,336,177	1,640,070	1,519,468	1,406,761	1,372,811	1,303,044	1,262,280	1,190,144	1,077,954	1,078,768	1,051,491	1,017,120	1,013,966	1,000,000
C000165211
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 12,399,925	13,579,889	13,463,658	14,060,997	14,409,490	12,964,435	14,128,691	13,389,607	12,431,877	12,904,647	12,563,716	11,646,324	10,404,891	10,575,119	13,006,422	15,007,220	14,085,044	13,590,746	12,608,586	12,491,553	10,314,480	9,297,929	7,294,405	9,387,754	8,640,419	8,700,701	8,129,608	6,681,783	8,201,215	7,598,213	7,034,688	6,864,940	6,515,221	6,312,285	5,950,722	5,390,654	5,393,841	5,258,246	5,086,387	5,069,832	5,000,000
C000001637
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 29,237	29,102	26,383	29,025	29,340	26,766	28,629	25,623	22,762	23,500	22,089	20,195	19,384	20,129	24,746	29,364	28,067	27,722	26,079	25,417	21,628	18,827	13,880	18,112	16,560	17,381	16,571	13,466	17,280	15,905	14,951	14,540	13,824	13,237	12,407	11,437	11,289	10,606	10,108	10,403	10,000
C000077820
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 3,001,277	2,985,088	2,704,477	2,974,296	3,003,936	2,738,859	2,927,055	2,617,933	2,324,148	2,398,769	2,252,635	2,058,309	1,974,521	2,049,101	2,517,256	2,985,411	2,851,739	2,814,703	2,646,059	2,577,279	2,191,823	1,906,993	1,404,527	1,832,069	1,673,666	1,755,879	1,673,121	1,358,424	1,741,829	1,602,283	1,504,601	1,462,737	1,389,756	1,329,905	1,245,851	1,147,715	1,132,075	1,062,971	1,012,319	1,040,902	1,000,000
C000165212
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 15,001,182	14,920,216	13,516,807	14,866,239	15,014,502	13,692,873	14,634,033	13,088,128	11,618,818	11,991,988	11,261,196	10,289,398	9,870,406	10,243,362	12,584,491	14,921,927	14,253,867	14,068,666	13,228,647	12,884,702	10,957,215	9,532,926	7,020,349	9,158,269	8,366,195	8,777,290	8,363,472	6,789,876	8,707,001	8,009,245	7,523,308	7,311,489	6,946,577	6,647,326	6,229,256	5,738,572	5,660,377	5,314,857	5,061,596	5,204,507	5,000,000
C000001638
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 62,896	59,695	48,455	55,068	49,230	47,344	45,369	39,366	34,222	36,063	31,020	26,322	27,583	28,264	38,730	46,150	44,764	45,721	41,542	41,202	33,512	28,434	20,359	21,829	19,122	20,036	18,882	15,560	18,653	17,297	15,722	14,400	13,575	13,135	11,787	10,249	10,919	10,259	9,929	10,770	10,000
C000077821
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 6,453,320	6,120,318	4,964,866	5,639,811	5,039,062	4,843,194	4,637,693	4,021,189	3,493,521	3,678,687	3,162,793	2,681,149	2,808,517	2,877,018	3,938,774	4,690,138	4,546,498	4,640,700	4,213,319	4,176,630	3,395,167	2,879,293	2,059,802	2,206,535	1,931,073	2,023,234	1,905,234	1,569,320	1,878,762	1,742,155	1,581,683	1,448,367	1,364,120	1,319,078	1,183,238	1,028,095	1,094,356	1,027,821	993,602	1,077,247	1,000,000
C000174753
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 32,292,024	30,627,717	24,841,737	28,220,615	25,212,587	24,228,264	23,201,144	20,119,784	17,477,089	18,407,917	15,824,068	13,416,756	14,053,356	14,395,729	19,713,215	23,468,623	22,750,933	23,221,813	21,085,505	20,902,110	16,986,198	14,407,359	10,310,742	11,039,645	9,667,130	10,123,574	9,533,642	7,849,968	9,401,338	8,718,352	7,916,050	7,245,407	6,824,175	6,598,967	5,919,767	5,140,474	5,474,950	5,139,103	4,968,010	5,386,236	5,000,000
C000001639
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 41,483	39,217	31,410	36,297	32,514	31,411	29,736	26,422	22,478	23,303	20,103	16,808	18,100	18,648	26,869	34,038	33,822	34,330	30,185	30,686	28,390	25,430	18,452	20,400	18,983	19,249	18,066	15,228	18,344	17,315	16,168	15,062	14,216	13,377	12,330	10,710	11,443	10,390	10,390	10,934	10,000
C000077822
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 4,250,980	4,020,876	3,218,331	3,717,413	3,327,359	3,212,815	3,039,133	2,698,616	2,294,601	2,377,396	2,049,329	1,712,547	1,842,653	1,897,435	2,732,232	3,459,333	3,434,885	3,484,455	3,061,291	3,110,257	2,875,903	2,574,531	1,866,806	2,062,393	1,918,129	1,943,860	1,823,392	1,536,257	1,849,123	1,744,444	1,627,485	1,515,205	1,429,240	1,343,860	1,238,012	1,074,854	1,147,368	1,041,520	1,040,351	1,094,152	1,000,000
C000165213
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 21,273,333	20,097,751	16,088,233	18,580,467	16,633,348	16,060,643	15,192,248	13,492,808	11,472,777	11,883,631	10,246,441	8,559,451	9,216,195	9,490,097	13,667,109	17,302,541	17,180,296	17,428,147	15,312,347	15,557,175	14,385,415	12,878,564	9,336,959	10,317,897	9,593,567	9,722,222	9,119,883	7,684,211	9,248,538	8,725,146	8,140,351	7,578,947	7,149,123	6,722,222	6,192,982	5,374,269	5,739,766	5,207,602	5,201,754	5,470,760	5,000,000
C000130959
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 37,259	36,257	31,610	33,710	31,770	27,987	30,385	29,074	25,877	27,347	26,431	23,777	23,734	23,745	30,726	36,747	37,958	39,983	37,722	35,121	27,991	23,579	16,961	21,194	19,260	20,253	20,044	16,760	21,878	19,228	16,468	16,689	16,150	15,340	13,749	12,315	12,324	10,696	9,712	10,144	10,000
C000130960
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 3,824,367	3,718,341	3,240,163	3,453,275	3,251,826	2,863,769	3,105,509	2,969,796	2,641,114	2,790,611	2,694,127	2,422,700	2,417,399	2,417,399	3,125,654	3,734,245	3,854,786	4,058,423	3,826,133	3,560,074	2,835,846	2,386,465	1,715,365	2,142,969	1,945,376	2,044,226	2,022,479	1,689,353	2,204,279	1,936,426	1,657,566	1,678,664	1,623,950	1,540,647	1,380,449	1,235,813	1,235,813	1,071,038	972,272	1,015,206	1,000,000
C000174754
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 19,129,442	18,599,247	16,202,765	17,268,457	16,261,086	14,320,572	15,529,417	14,850,767	13,212,464	13,954,737	13,477,562	12,114,960	12,088,450	12,088,450	15,630,154	18,678,776	19,281,366	20,294,559	19,138,087	17,807,631	14,181,084	11,933,889	8,582,897	10,716,246	9,728,153	10,222,470	10,113,720	8,447,873	11,022,835	9,683,398	8,288,915	8,394,419	8,119,748	7,703,233	6,902,244	6,179,064	6,179,064	5,355,189	4,861,360	5,076,029	5,000,000
C000196921
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 32,267	30,573	26,459	28,476	27,617	26,155	24,874	22,444	19,711	19,842	17,937	15,467	14,781	15,577	18,481	20,619	18,576	18,207	16,097	15,645	14,539	13,357	10,938	13,025	11,811	11,460	10,617	9,252	10,740	10,310	10,130	10,000
C000196922
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 3,287,344	3,112,356	2,691,576	2,894,886	2,806,751	2,655,362	2,524,158	2,276,890	1,998,264	2,009,354	1,815,778	1,564,735	1,495,169	1,573,809	1,866,189	2,080,936	1,873,695	1,834,739	1,621,724	1,574,499	1,462,968	1,343,675	1,099,827	1,308,553	1,186,127	1,150,001	1,064,704	927,226	1,076,000	1,032,000	1,013,000	1,000,000
C000196923
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 16,436,722	15,566,840	13,462,939	14,479,487	14,033,754	13,281,855	12,625,837	11,384,447	9,991,318	10,046,769	9,078,892	7,823,676	7,470,804	7,869,045	9,330,943	10,404,682	9,363,447	9,173,694	8,108,621	7,872,497	7,314,841	6,718,375	5,499,133	6,542,764	5,930,634	5,750,006	5,323,522	4,636,130	5,375,000	5,160,000	5,065,000	5,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 35,084	34,135	28,878	31,092	28,751	26,986	27,882	25,464	22,230	23,456	22,079	20,231	18,925	19,049	24,135	27,608	26,843	27,049	24,352	24,491	20,577	18,814	14,443	18,063	16,698	16,811	15,950	13,333	15,872	14,754	14,303	13,998	13,106	12,449	11,945	11,175	11,124	10,636	10,472	10,412	10,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 3,508,355	3,413,483	2,887,846	3,109,224	2,875,143	2,698,617	2,788,216	2,546,393	2,223,029	2,345,558	2,207,915	2,023,088	1,892,480	1,904,916	2,413,478	2,760,795	2,684,308	2,704,862	2,435,232	2,449,076	2,057,712	1,881,364	1,444,303	1,806,280	1,669,797	1,681,122	1,594,965	1,333,345	1,587,208	1,475,450	1,430,287	1,399,847	1,310,642	1,244,876	1,194,526	1,117,485	1,112,411	1,063,572	1,047,208	1,041,181	1,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 17,541,774	17,067,416	14,439,229	15,546,122	14,375,716	13,493,083	13,941,082	12,731,966	11,115,143	11,727,792	11,039,575	10,115,440	9,462,401	9,524,580	12,067,391	13,803,977	13,421,542	13,524,308	12,176,161	12,245,380	10,288,562	9,406,818	7,221,517	9,031,398	8,348,987	8,405,608	7,974,827	6,666,724	7,936,042	7,377,248	7,151,433	6,999,234	6,553,211	6,224,382	5,972,628	5,587,426	5,562,055	5,317,861	5,236,042	5,205,904	5,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 25,714	22,920	20,470	23,030	22,644	20,888	21,516	19,999	17,738	19,139	17,878	16,855	16,186	16,147	19,997	22,887	22,885	24,256	23,341	22,256	17,172	16,025	12,272	16,531	14,840	15,486	15,072	12,866	16,422	15,563	14,513	14,187	13,565	12,771	12,234	11,613	11,212	10,266	9,943	10,432	10,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 2,571,435	2,291,959	2,047,021	2,303,019	2,264,434	2,088,767	2,151,575	1,999,942	1,773,831	1,913,901	1,787,815	1,685,462	1,618,579	1,614,674	1,999,703	2,288,708	2,288,451	2,425,559	2,334,120	2,225,617	1,717,217	1,602,509	1,227,186	1,653,108	1,484,013	1,548,639	1,507,221	1,286,630	1,642,223	1,556,267	1,451,301	1,418,680	1,356,483	1,277,072	1,223,379	1,161,266	1,121,235	1,026,571	994,344	1,043,197	1,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 12,857,175	11,459,797	10,235,103	11,515,095	11,322,171	10,443,837	10,757,873	9,999,712	8,869,153	9,569,507	8,939,076	8,427,312	8,092,897	8,073,371	9,998,516	11,443,538	11,442,257	12,127,794	11,670,602	11,128,082	8,586,086	8,012,543	6,135,929	8,265,538	7,420,063	7,743,194	7,536,104	6,433,151	8,211,115	7,781,337	7,256,507	7,093,398	6,782,416	6,385,358	6,116,895	5,806,328	5,606,177	5,132,854	4,971,721	5,215,983	5,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 25,714	22,920	20,470	23,030	22,644	20,888	21,516	19,999	17,738	19,139	17,878	16,855	16,186	16,147	19,997	22,887	22,885	24,256	23,341	22,256	17,172	16,025	12,272	16,531	14,840	15,486	15,072	12,866	16,422	15,563	14,513	14,187	13,565	12,771	12,234	11,613	11,212	10,266	9,943	10,432	10,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 2,571,435	2,291,959	2,047,021	2,303,019	2,264,434	2,088,767	2,151,575	1,999,942	1,773,831	1,913,901	1,787,815	1,685,462	1,618,579	1,614,674	1,999,703	2,288,708	2,288,451	2,425,559	2,334,120	2,225,617	1,717,217	1,602,509	1,227,186	1,653,108	1,484,013	1,548,639	1,507,221	1,286,630	1,642,223	1,556,267	1,451,301	1,418,680	1,356,483	1,277,072	1,223,379	1,161,266	1,121,235	1,026,571	994,344	1,043,197	1,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 12,857,175	11,459,797	10,235,103	11,515,095	11,322,171	10,443,837	10,757,873	9,999,712	8,869,153	9,569,507	8,939,076	8,427,312	8,092,897	8,073,371	9,998,516	11,443,538	11,442,257	12,127,794	11,670,602	11,128,082	8,586,086	8,012,543	6,135,929	8,265,538	7,420,063	7,743,194	7,536,104	6,433,151	8,211,115	7,781,337	7,256,507	7,093,398	6,782,416	6,385,358	6,116,895	5,806,328	5,606,177	5,132,854	4,971,721	5,215,983	5,000,000
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 53,518	48,471	41,234	45,813	42,886	41,469	38,470	34,587	30,315	31,364	27,886	24,493	23,939	24,774	31,291	34,481	31,095	30,881	27,726	27,399	24,374	21,597	16,874	19,817	17,906	17,711	16,948	14,588	17,435	16,013	15,124	14,903	13,850	13,075	12,494	11,501	11,364	10,831	10,745	10,709	10,000
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 5,351,808	4,847,074	4,123,362	4,581,293	4,288,615	4,146,862	3,846,970	3,458,692	3,031,513	3,136,414	2,788,597	2,449,335	2,393,925	2,477,394	3,129,080	3,448,113	3,109,515	3,088,065	2,772,554	2,739,885	2,437,422	2,159,701	1,687,352	1,981,661	1,790,616	1,771,068	1,694,769	1,458,752	1,743,501	1,601,261	1,512,437	1,490,333	1,384,982	1,307,487	1,249,352	1,150,063	1,136,412	1,083,087	1,074,493	1,070,884	1,000,000
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 26,759,041	24,235,371	20,616,809	22,906,464	21,443,073	20,734,312	19,234,849	17,293,461	15,157,563	15,682,069	13,942,983	12,246,675	11,969,626	12,386,969	15,645,399	17,240,567	15,547,574	15,440,325	13,862,768	13,699,427	12,187,108	10,798,506	8,436,758	9,908,304	8,953,078	8,855,338	8,473,844	7,293,759	8,717,506	8,006,304	7,562,184	7,451,663	6,924,908	6,537,434	6,246,762	5,750,313	5,682,058	5,415,435	5,372,465	5,354,418	5,000,000
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 56,146	50,806	43,115	47,888	44,726	43,344	40,009	35,910	31,455	32,472	28,784	25,169	24,628	25,547	32,306	35,517	31,815	31,451	28,098	27,836	24,989	22,071	17,265	20,099	18,169	17,903	17,109	14,736	17,520	16,048	15,175	14,963	13,872	13,099	12,515	11,491	11,376	10,878	10,811	10,732	10,000
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 5,614,582	5,080,619	4,311,506	4,788,845	4,472,606	4,334,375	4,000,907	3,591,014	3,145,514	3,247,163	2,878,423	2,516,861	2,462,797	2,554,672	3,230,612	3,551,732	3,181,487	3,145,123	2,809,784	2,783,562	2,498,863	2,207,146	1,726,512	2,009,889	1,816,928	1,790,304	1,710,914	1,473,640	1,751,987	1,604,819	1,517,470	1,496,290	1,387,209	1,309,933	1,251,482	1,149,109	1,137,611	1,087,775	1,081,136	1,073,176	1,000,000
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 28,072,912	25,403,094	21,557,532	23,944,225	22,363,032	21,671,874	20,004,537	17,955,068	15,727,568	16,235,815	14,392,114	12,584,306	12,313,987	12,773,362	16,153,060	17,758,660	15,907,436	15,725,616	14,048,918	13,917,808	12,494,315	11,035,732	8,632,558	10,049,446	9,084,639	8,951,518	8,554,569	7,368,200	8,759,935	8,024,097	7,587,350	7,481,450	6,936,047	6,549,665	6,257,408	5,745,544	5,688,057	5,438,873	5,405,679	5,365,880	5,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 25,714	22,920	20,470	23,030	22,644	20,888	21,516	19,999	17,738	19,139	17,878	16,855	16,186	16,147	19,997	22,887	22,885	24,256	23,341	22,256	17,172	16,025	12,272	16,531	14,840	15,486	15,072	12,866	16,422	15,563	14,513	14,187	13,565	12,771	12,234	11,613	11,212	10,266	9,943	10,432	10,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 2,571,435	2,291,959	2,047,021	2,303,019	2,264,434	2,088,767	2,151,575	1,999,942	1,773,831	1,913,901	1,787,815	1,685,462	1,618,579	1,614,674	1,999,703	2,288,708	2,288,451	2,425,559	2,334,120	2,225,617	1,717,217	1,602,509	1,227,186	1,653,108	1,484,013	1,548,639	1,507,221	1,286,630	1,642,223	1,556,267	1,451,301	1,418,680	1,356,483	1,277,072	1,223,379	1,161,266	1,121,235	1,026,571	994,344	1,043,197	1,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 12,857,175	11,459,797	10,235,103	11,515,095	11,322,171	10,443,837	10,757,873	9,999,712	8,869,153	9,569,507	8,939,076	8,427,312	8,092,897	8,073,371	9,998,516	11,443,538	11,442,257	12,127,794	11,670,602	11,128,082	8,586,086	8,012,543	6,135,929	8,265,538	7,420,063	7,743,194	7,536,104	6,433,151	8,211,115	7,781,337	7,256,507	7,093,398	6,782,416	6,385,358	6,116,895	5,806,328	5,606,177	5,132,854	4,971,721	5,215,983	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 28,443	26,306	23,711	24,770	24,187	22,842	21,904	19,813	17,739	18,339	16,865	15,688	14,586	15,334	18,277	19,158	17,255	17,156	15,804	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265	9,924	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,844,328	2,630,605	2,371,145	2,476,964	2,418,694	2,284,231	2,190,400	1,981,259	1,773,866	1,833,898	1,686,464	1,568,846	1,458,563	1,533,435	1,827,719	1,915,818	1,725,541	1,715,556	1,580,445	1,488,530	1,327,287	1,218,485	1,010,827	1,257,217	1,152,670	1,133,421	1,086,653	956,158	1,105,637	1,026,487	992,409	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,221,641	13,153,023	11,855,725	12,384,821	12,093,469	11,421,157	10,952,000	9,906,297	8,869,332	9,169,490	8,432,318	7,844,232	7,292,816	7,667,176	9,138,595	9,579,091	8,627,704	8,577,778	7,902,225	7,442,650	6,636,436	6,092,425	5,054,136	6,286,085	5,763,348	5,667,103	5,433,264	4,780,788	5,528,185	5,132,435	4,962,045	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 39,447	36,466	32,854	34,483	33,598	31,628	30,642	27,852	24,852	25,688	23,700	22,112	20,630	21,595	25,924	27,369	25,045	25,071	23,162	21,780	18,992	17,390	14,251	18,017	16,514	16,325	15,682	13,751	16,046	14,979	14,418	14,512	13,647	13,050	12,668	11,980	11,496	11,012	10,730	10,627	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,944,703	3,646,554	3,285,443	3,448,268	3,359,794	3,162,782	3,064,236	2,785,179	2,485,173	2,568,755	2,369,989	2,211,217	2,063,049	2,159,458	2,592,425	2,736,889	2,504,531	2,507,081	2,316,228	2,177,993	1,899,164	1,739,043	1,425,123	1,801,664	1,651,428	1,632,451	1,568,230	1,375,117	1,604,611	1,497,902	1,441,831	1,451,184	1,364,699	1,305,041	1,266,840	1,198,033	1,149,641	1,101,213	1,072,987	1,062,696	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 19,723,513	18,232,769	16,427,217	17,241,340	16,798,972	15,813,909	15,321,182	13,925,893	12,425,866	12,843,774	11,849,945	11,056,085	10,315,243	10,797,292	12,962,124	13,684,446	12,522,655	12,535,404	11,581,140	10,889,964	9,495,821	8,695,213	7,125,613	9,008,322	8,257,140	8,162,254	7,841,152	6,875,587	8,023,055	7,489,509	7,209,154	7,255,921	6,823,494	6,525,206	6,334,199	5,990,166	5,748,204	5,506,064	5,364,935	5,313,482	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 39,447	36,466	32,854	34,483	33,598	31,628	30,642	27,852	24,852	25,688	23,700	22,112	20,630	21,595	25,924	27,369	25,045	25,071	23,162	21,780	18,992	17,390	14,251	18,017	16,514	16,325	15,682	13,751	16,046	14,979	14,418	14,512	13,647	13,050	12,668	11,980	11,496	11,012	10,730	10,627	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,944,703	3,646,554	3,285,443	3,448,268	3,359,794	3,162,782	3,064,236	2,785,179	2,485,173	2,568,755	2,369,989	2,211,217	2,063,049	2,159,458	2,592,425	2,736,889	2,504,531	2,507,081	2,316,228	2,177,993	1,899,164	1,739,043	1,425,123	1,801,664	1,651,428	1,632,451	1,568,230	1,375,117	1,604,611	1,497,902	1,441,831	1,451,184	1,364,699	1,305,041	1,266,840	1,198,033	1,149,641	1,101,213	1,072,987	1,062,696	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 19,723,513	18,232,769	16,427,217	17,241,340	16,798,972	15,813,909	15,321,182	13,925,893	12,425,866	12,843,774	11,849,945	11,056,085	10,315,243	10,797,292	12,962,124	13,684,446	12,522,655	12,535,404	11,581,140	10,889,964	9,495,821	8,695,213	7,125,613	9,008,322	8,257,140	8,162,254	7,841,152	6,875,587	8,023,055	7,489,509	7,209,154	7,255,921	6,823,494	6,525,206	6,334,199	5,990,166	5,748,204	5,506,064	5,364,935	5,313,482	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 39,447	36,466	32,854	34,483	33,598	31,628	30,642	27,852	24,852	25,688	23,700	22,112	20,630	21,595	25,924	27,369	25,045	25,071	23,162	21,780	18,992	17,390	14,251	18,017	16,514	16,325	15,682	13,751	16,046	14,979	14,418	14,512	13,647	13,050	12,668	11,980	11,496	11,012	10,730	10,627	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,944,703	3,646,554	3,285,443	3,448,268	3,359,794	3,162,782	3,064,236	2,785,179	2,485,173	2,568,755	2,369,989	2,211,217	2,063,049	2,159,458	2,592,425	2,736,889	2,504,531	2,507,081	2,316,228	2,177,993	1,899,164	1,739,043	1,425,123	1,801,664	1,651,428	1,632,451	1,568,230	1,375,117	1,604,611	1,497,902	1,441,831	1,451,184	1,364,699	1,305,041	1,266,840	1,198,033	1,149,641	1,101,213	1,072,987	1,062,696	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 19,723,513	18,232,769	16,427,217	17,241,340	16,798,972	15,813,909	15,321,182	13,925,893	12,425,866	12,843,774	11,849,945	11,056,085	10,315,243	10,797,292	12,962,124	13,684,446	12,522,655	12,535,404	11,581,140	10,889,964	9,495,821	8,695,213	7,125,613	9,008,322	8,257,140	8,162,254	7,841,152	6,875,587	8,023,055	7,489,509	7,209,154	7,255,921	6,823,494	6,525,206	6,334,199	5,990,166	5,748,204	5,506,064	5,364,935	5,313,482	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	38,409	34,621	36,166	35,315	33,352	31,982	28,928	25,900	26,777	24,624	22,907	21,296	22,389	26,686	27,973	25,194	25,049	23,076	21,734	19,380	17,791	14,759	18,356	16,830	16,549	15,866	13,961	16,143	14,988	14,490	14,601	13,691	13,104	12,711	11,984	11,543	11,115	10,849	10,704	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 4,152,968	3,840,912	3,462,079	3,616,584	3,531,504	3,335,177	3,198,175	2,892,812	2,590,000	2,677,651	2,462,384	2,290,653	2,129,630	2,238,949	2,668,629	2,797,262	2,519,440	2,504,861	2,307,588	2,173,384	1,937,955	1,779,095	1,475,896	1,835,646	1,682,998	1,654,893	1,586,608	1,396,074	1,614,326	1,498,761	1,449,004	1,460,087	1,369,114	1,310,403	1,271,147	1,198,447	1,154,304	1,111,490	1,084,853	1,070,425	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,764,838	19,204,562	17,310,394	18,082,920	17,657,521	16,675,887	15,990,877	14,464,059	12,950,000	13,388,256	12,311,921	11,453,264	10,648,148	11,194,747	13,343,146	13,986,309	12,597,201	12,524,306	11,537,938	10,866,920	9,689,777	8,895,473	7,379,481	9,178,232	8,414,991	8,274,466	7,933,040	6,980,368	8,071,632	7,493,803	7,245,019	7,300,437	6,845,570	6,552,013	6,355,734	5,992,236	5,771,518	5,557,452	5,424,266	5,352,126	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	38,409	34,621	36,166	35,315	33,352	31,982	28,928	25,900	26,777	24,624	22,907	21,296	22,389	26,686	27,973	25,194	25,049	23,076	21,734	19,380	17,791	14,759	18,356	16,830	16,549	15,866	13,961	16,143	14,988	14,490	14,601	13,691	13,104	12,711	11,984	11,543	11,115	10,849	10,704	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 4,152,968	3,840,912	3,462,079	3,616,584	3,531,504	3,335,177	3,198,175	2,892,812	2,590,000	2,677,651	2,462,384	2,290,653	2,129,630	2,238,949	2,668,629	2,797,262	2,519,440	2,504,861	2,307,588	2,173,384	1,937,955	1,779,095	1,475,896	1,835,646	1,682,998	1,654,893	1,586,608	1,396,074	1,614,326	1,498,761	1,449,004	1,460,087	1,369,114	1,310,403	1,271,147	1,198,447	1,154,304	1,111,490	1,084,853	1,070,425	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,764,838	19,204,562	17,310,394	18,082,920	17,657,521	16,675,887	15,990,877	14,464,059	12,950,000	13,388,256	12,311,921	11,453,264	10,648,148	11,194,747	13,343,146	13,986,309	12,597,201	12,524,306	11,537,938	10,866,920	9,689,777	8,895,473	7,379,481	9,178,232	8,414,991	8,274,466	7,933,040	6,980,368	8,071,632	7,493,803	7,245,019	7,300,437	6,845,570	6,552,013	6,355,734	5,992,236	5,771,518	5,557,452	5,424,266	5,352,126	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 39,447	36,466	32,854	34,483	33,598	31,628	30,642	27,852	24,852	25,688	23,700	22,112	20,630	21,595	25,924	27,369	25,045	25,071	23,162	21,780	18,992	17,390	14,251	18,017	16,514	16,325	15,682	13,751	16,046	14,979	14,418	14,512	13,647	13,050	12,668	11,980	11,496	11,012	10,730	10,627	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,944,703	3,646,554	3,285,443	3,448,268	3,359,794	3,162,782	3,064,236	2,785,179	2,485,173	2,568,755	2,369,989	2,211,217	2,063,049	2,159,458	2,592,425	2,736,889	2,504,531	2,507,081	2,316,228	2,177,993	1,899,164	1,739,043	1,425,123	1,801,664	1,651,428	1,632,451	1,568,230	1,375,117	1,604,611	1,497,902	1,441,831	1,451,184	1,364,699	1,305,041	1,266,840	1,198,033	1,149,641	1,101,213	1,072,987	1,062,696	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 19,723,513	$ 18,232,769	$ 16,427,217	$ 17,241,340	$ 16,798,972	$ 15,813,909	$ 15,321,182	$ 13,925,893	$ 12,425,866	$ 12,843,774	$ 11,849,945	$ 11,056,085	$ 10,315,243	$ 10,797,292	$ 12,962,124	$ 13,684,446	$ 12,522,655	$ 12,535,404	$ 11,581,140	$ 10,889,964	$ 9,495,821	$ 8,695,213	$ 7,125,613	$ 9,008,322	$ 8,257,140	$ 8,162,254	$ 7,841,152	$ 6,875,587	$ 8,023,055	$ 7,489,509	$ 7,209,154	$ 7,255,921	$ 6,823,494	$ 6,525,206	$ 6,334,199	$ 5,990,166	$ 5,748,204	$ 5,506,064	$ 5,364,935	$ 5,313,482	$ 5,000,000